Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: November 9, 2023

Payment Date	11/15/2023
Collection Period Start	9/1/2023
Collection Period End	10/31/2023
Interest Period Start	10/11/2023
Interest Period End	11/14/2023

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$199,500,000.00	$67,324,834.68	$132,175,165.32	0.662532	Oct-24
Class A-2a Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-2b Notes	$217,880,000.00	$—	$217,880,000.00	1.000000	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$1,128,050,000.00	$67,324,834.68	$1,060,725,165.32

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,228,970,492.55	$1,158,040,283.05	0.942285
YSOC Amount	$100,887,175.99	$94,494,909.44
Adjusted Pool Balance	$1,128,083,316.56	$1,063,545,373.61
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$33,316.56	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$199,500,000.00	5.66300%	ACT/360	$1,098,386.04
Class A-2a Notes	$217,880,000.00	5.91000%	30/360	$1,216,133.53
Class A-2b Notes	$217,880,000.00	5.90872%	ACT/360	$1,251,631.03
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$2,175,360.80
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$342,722.64
Class B Notes	$11,270,000.00	4.78000%	30/360	$50,877.79
Class C Notes	$11,270,000.00	4.78000%	30/360	$50,877.79
Class D Notes	$11,270,000.00	4.78000%	30/360	$50,877.79
Total Notes	$1,128,050,000.00			$6,236,867.41

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,228,970,492.55	$1,158,040,283.05
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,128,083,316.56	$1,063,545,373.61
Number of Receivables Outstanding	50,660	49,428
Weighted Average Contract Rate	5.13%	5.13%
Weighted Average Remaining Term (months)	57	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$10,279,891.10
Principal Collections	$70,627,913.29
Liquidation Proceeds	$52,057.84
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$80,959,862.23
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$80,959,862.23

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$2,048,284.15	$2,048,284.15	$—	$—	$78,911,578.08
Interest - Class A-1 Notes	$1,098,386.04	$1,098,386.04	$—	$—	$77,813,192.04
Interest - Class A-2a Notes	$1,216,133.53	$1,216,133.53	$—	$—	$76,597,058.51
Interest - Class A-2b Notes	$1,251,631.03	$1,251,631.03	$—	$—	$75,345,427.48
Interest - Class A-3 Notes	$2,175,360.80	$2,175,360.80	$—	$—	$73,170,066.68
Interest - Class A-4 Notes	$342,722.64	$342,722.64	$—	$—	$72,827,344.04
First Allocation of Principal	$30,694,626.39	$30,694,626.39	$—	$—	$42,132,717.65
Interest - Class B Notes	$50,877.79	$50,877.79	$—	$—	$42,081,839.86
Second Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$30,811,839.86
Interest - Class C Notes	$50,877.79	$50,877.79	$—	$—	$30,760,962.07
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$19,490,962.07
Interest - Class D Notes	$50,877.79	$50,877.79	$—	$—	$19,440,084.28
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$8,170,084.28
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,170,084.28
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$5,349,875.99
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$5,349,875.99
Remaining Funds to Certificates	$5,349,875.99	$5,349,875.99	$—	$—	$—
Total	$80,959,862.23	$80,959,862.23	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$100,887,175.99
Increase/(Decrease)	$(6,392,266.55)
Ending YSOC Amount	$94,494,909.44

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,128,083,316.56	$1,063,545,373.61
Note Balance	$1,128,050,000.00	$1,060,725,165.32
Overcollateralization (Adjusted Pool Balance - Note Balance)	$33,316.56	$2,820,208.29
Target Overcollateralization Amount	$—	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	36	$302,296.21
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	20	$52,057.84
Monthly Net Losses (Liquidation Proceeds)			$250,238.37
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.25%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$250,238.37
Cumulative Net Loss Ratio			0.02%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.05%	19	$523,814.89
60-89 Days Delinquent	0.00%	2	$42,987.74
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.05%	21	$566,802.63

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$170,303.78
Total Repossessed Inventory		4	$131,071.58

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		2	$42,987.74
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.00%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.68	0.06%	21	0.04%
The table below presents accounts which received a short-term payment extension in the month of September 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.53	0.04%	14	0.03%